Fair value of financial instruments	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement of assets [abstract]
Fair value of financial instruments [Text Block]

32. Fair value of financial instruments

The following table provides information about financial assets and liabilities measured at fair value in the consolidated balance sheets and categorized by level according to the significance of the inputs used in making the measurements.

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2- Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and

Level 3- Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

			December 31, 2020
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	—	—	23,904	23,904
Other minerals	—	—	1,159	1,159
Financial assets at fair value through other
comprehensive income (loss)(i)
Equity securities
Publicly traded mining exploration and development companies
Precious metals	95,796	—	—	95,796
Other minerals	19,794	—	—	19,794
	115,590	—	25,063	140,653

			December 31, 2019
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	—	—	1,067	1,067
Other minerals	—	—	633	633
Financial assets at fair value through other
comprehensive income (loss)(i)
Equity securities
Publicly traded mining exploration and development companies
Precious metals	48,295	—	—	48,295
Other minerals	9,114	—	—	9,114
	57,409	—	1,700	59,109

         (i) On the basis of its analysis of the nature, characteristics and risks of equity securities, the Company has determined that presenting them by industry and type of investment is appropriate.

During the years ended December 31, 2020 and 2019, there were no transfers among Level 1, Level 2 and Level 3.

Financial instruments in Level 1

The fair value of financial instruments traded in active markets is based on quoted market prices on a recognized securities exchange at the balance sheet dates. The quoted market price used for financial assets held by the Company is the last transaction price. Instruments included in Level 1 consist primarily of common shares trading on recognized securities exchanges, such as the TSX or the TSX Venture.

Financial instruments in Level 2

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on the Company's specific estimates. If all significant inputs required to measure the fair value of an instrument are observable, the instrument is included in Level 2. Instruments included in Level 2 consist of notes receivable and the liability related to share exchange rights. If one or more of the significant inputs are not based on observable market data, the instrument is included in Level 3.

Financial instruments in Level 3

Financial instruments classified in Level 3 include investments in private companies and warrants held by the Company that are not traded on a recognized securities exchange. At each balance sheet date, the fair value of investments held in private companies is evaluated using a discounted cash-flows approach. The main valuation inputs used in the cash-flows models being significant unobservable inputs, these investments are classified in Level 3. The fair value of the investments in warrants is determined using the Black-Scholes option pricing model which includes significant inputs not based on observable market data. Therefore, investments in warrants are included in Level 3.

The following table presents the changes in the Level 3 investments (warrants, convertible debentures and investments in private companies) for the years ended December 31, 2020 and 2019:

	2020	2019
	$	$

Balance - January 1	1,700	59,600
Acquisitions	4,782	2,885
Amendment of a note receivable (Note 15)	16,541	—
Disposal (Note 23)	—	(58,641)
Warrants exercised	(347)	(1,055)
Change in fair value - warrants exercised(i)	102	(250)
Change in fair value - warrants expired(i)	(48)	(165)
Change in fair value - investments held at the end of the period(i)	2,333	(674)
Balance - December 31	25,063	1,700

(i) Recognized in the consolidated statements of income (loss) under other gains (losses), net for the warrants and in the consolidated statements of other comprehensive income (loss) under changes in fair value of financial assets at fair value through comprehensive income (loss) for the investments in common shares in private companies.

The fair value of the financial instruments classified as Level 3 depends on the nature of the financial instruments.

The fair value of the warrants on equity securities and the convertible debenture of publicly traded mining exploration and development companies, classified as Level 3, is determined using directly or indirectly the Black-Scholes option pricing model. The main non-observable input used in the model is the expected volatility. An increase/decrease in the expected volatility used in the models of 10% would lead to an insignificant variation in the fair value of the warrants and the convertible debenture as at December 31, 2020 and 2019.

Foreign exchange contracts

In 2019, the Company entered into foreign exchange contracts (collar options) to sell U.S. dollars and buy Canadian dollars for a total nominal amount of US$12.0 million. The contracts were put in place to protect revenues in Canadian dollars (from the sale of gold ounces received from royalty interests which are denominated in U.S. dollars) from a stronger Canadian dollar. The fair value of the contracts is booked at each reporting period on the consolidated balance sheets. As at December 31, 2020, there were no foreign exchange contracts outstanding.

Financial instruments not measured at fair value on the consolidated balance sheets

Financial instruments that are not measured at fair value on the consolidated balance sheets are represented by cash, short-term investments, trade receivables, amounts receivable from associates and other receivables, notes receivable, other financing facilities receivable, accounts payable and accrued liabilities and the long-term debt. The fair values of cash, short-term investments, trade receivables, amounts receivable from associates and other receivables and accounts payable and accrued liabilities approximate their carrying values due to their short-term nature. The carrying values of the liability under the revolving credit facility approximates its fair value given that the credit spread is similar to the credit spread the Company would obtain under similar conditions at the reporting date. The fair value of the non-current notes receivable and other financing credit facilities receivable approximate their carrying value as there were no significant changes in economic and risks parameters since the issuance/acquisition or assumptions of those financial instruments.

The following table presents the carrying amount and the fair value of long-term debt:

	December 31, 2020		December 31, 2019
	Fair value	Carrying amount	Fair Value	Carrying amount
	$	$

Long-term debt - Level 1	318,000	286,903	303,240	280,807
Long-term debt - Level 2	49,928	49,866	49,103	48,753
Balance	367,928	336,769	352,343	329,560